Short-Term Investments (Details) - Schedule of Fair Value of the Investment in Private Fund ¥ in Thousands	12 Months Ended
Jun. 30, 2023 CNY (¥)
Schedule of Fair Value of the Investment in Private Fund [Abstract]
Fair value of investment in private fund , Beginning balance
Fair value of investment in private fund ,Ending balance	58,223
Investment made	87,885
Redemption	(36,028)
Gain/(loss)	401
Exchange adjustment	¥ 5,965